Restatement of Previously Issued Financial Statements (Detail) (Parenthtical) - Mcap Acquisition Corp [Member]	Mar. 02, 2021 shares
As Restated
Error Corrections and Prior Period Adjustments Restatement [Line Items]
Temporary Equity, Shares Outstanding	31,625,000
As Previously Reported
Error Corrections and Prior Period Adjustments Restatement [Line Items]
Temporary Equity, Shares Outstanding	30,237,684
Adjusted
Error Corrections and Prior Period Adjustments Restatement [Line Items]
Temporary Equity, Shares Outstanding	1,387,316